Employee Benefit and Related Expenses - Summary of Employee Benefit and Related Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Salaries, wages, labor service expenses and other benefits	¥ 74,427	¥ 69,546	¥ 67,622
Retirement costs: contributions to defined contribution retirement plans	11,086	9,917	7,183
Employee benefit and related expenses	¥ 85,513	¥ 79,463	¥ 74,805